Note 10 - Options and Warrants to Purchase Common Stock (Details Textual) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 03, 2014	Aug. 31, 2013	Dec. 22, 2011	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 20, 2012
LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								8,900,000
Employee Stock Option [Member]
Allocated Share-based Compensation Expense					$ 397,417	$ 865,716	$ 4,707,381
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					6,500
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options					$ 354,284
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition					5 years 43 days
Warrants Issued			5,000,000		0	0	0
Stock Issued During Period, Shares, New Issues			10,000,000	3,756,757
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.93	$ 2	$ 1.97	$ 1.11
Proceeds from Issuance of Common Stock				$ 5,560,000			$ 5,560,000
Class of Warrant or Right, Exercise Price Adjustment		$ 0.04		$ 0.03
Proceeds from Convertible Debt		$ 10,500,000				$ 12,499,998	10,500,000
Mandatorily Convertible PIK Notes, Interest Rate		10.00%
Warrants Cancelled During Period, Writeoff to Derivative Liability and Equity	$ 120,000
Unrealized Gain (Loss) on Derivatives						$ 830,000	$ 995,000
Class of Warrant or Right, Expired During Period					443,821
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,138,356	1,175,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 0.63	$ 0.84